Share-Based Compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award aggregate intrinsic value of stock options exercised during the period	$ 0.2	$ 0.2	$ 1.1